SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable (including $43,477 and $239,468 from related parties as of December 31, 2021 and 2020, respectively)	$ 2,704,902	$ 2,662,168	$ 2,468,038
Less: Allowance for doubtful accounts
Account receivable, net		$ 2,662,168	$ 2,468,038